DEBT - Long-term Debt Repaid (Details) - USD ($)		3 Months Ended			12 Months Ended
	Nov. 06, 2017	Jun. 29, 2018	Dec. 29, 2017	Dec. 30, 2016	Jun. 29, 2018	Jun. 30, 2017	Jun. 22, 2018	Mar. 30, 2018	Apr. 27, 2015
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ 24,000,000	$ 0
Long-term debt		$ 3,740,000,000			3,740,000,000	3,945,000,000
Fixed-rate debt
Debt Instrument [Line Items]
Make-whole redemption price of debt redeemed							$ 844,000,000
Loss on extinguishment of debt		22,000,000			27,000,000
Long-term debt		3,190,000,000			3,190,000,000	$ 3,640,000,000
Debt issued									$ 2,400,000,000.0
Fixed-rate debt | 4.4% 2020 Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt redeemed							$ 400,000,000
Debt interest rate percentage						4.40%	4.40%
Long-term debt		0			0	$ 400,000,000
Fixed-rate debt | 2021 Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt redeemed							$ 400,000,000
Debt interest rate percentage						5.55%	5.55%
Long-term debt		$ 0			$ 0	$ 400,000,000
Fixed-rate debt | 1.999% notes, due April 27, 2018
Debt Instrument [Line Items]
Debt interest rate percentage		1.999%			1.999%	1.999%
Repayment of debt		$ 500,000,000
Long-term debt		0			$ 0	$ 500,000,000
Fixed-rate debt | 4.25% notes, due October 1, 2016 | Exelis
Debt Instrument [Line Items]
Debt interest rate percentage				4.25%
Repayments of long-term debt				$ 250,000,000
Variable-rate term loans
Debt Instrument [Line Items]
Long-term debt		550,000,000			550,000,000	305,000,000
Variable-rate term loans | Term loan, 5-year tranche, due May 29, 2020
Debt Instrument [Line Items]
Repayment of debt			$ 253,000,000
Long-term debt		0	1,300,000,000		0	$ 269,000,000
Unamortized debt issuance costs recognized as loss on extinguishment of debt			$ 1,000,000
Debt instrument term	5 years		5 years			5 years
Debt issued								$ 1,300,000,000.0
Variable-rate term loans | Term loan, 3-year tranche, due May 29, 2018
Debt Instrument [Line Items]
Long-term debt		$ 0			0	$ 36,000,000
Debt instrument term		3 years				3 years
Extinguishment of debt		$ 36,000,000			$ 305,000,000
Variable-rate term loans | Variable Rate Term Loan Agreement
Debt Instrument [Line Items]
Repayments of long-term debt						$ 313,000,000